Value Line Larger Companies Focused Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS 99.1%
	COMMUNICATION SERVICES 19.6%
	INTERNET 15.1%
7,200	Alphabet, Inc. Class A(1)	$14,850,144
63,000	Facebook, Inc. Class A(1)	18,555,390
23,000	Netflix, Inc. (1)	11,998,180
80,000	Tencent Holdings, Ltd. ADR (2)	6,384,000
115,000	Twitter, Inc. (1)	7,317,450
		59,105,164
	MEDIA 1.5%
32,000	Walt Disney Co. (The) (1)	5,904,640
	SOFTWARE 3.0%
125,000	Activision Blizzard, Inc.	11,625,000
		76,634,804
	CONSUMER DISCRETIONARY 15.5%
	ENTERTAINMENT 1.5%
95,000	DraftKings, Inc. Class A(1)(2)	5,826,350
	INTERNET 8.8%
44,000	Alibaba Group Holding, Ltd. ADR (1)	9,976,120
7,900	Amazon.com, Inc. (1)	24,443,232
		34,419,352
	LEISURE TIME 2.0%
70,000	Peloton Interactive, Inc. Class A(1)	7,870,800
	RETAIL 3.2%
61,000	Starbucks Corp.	6,665,470
18,500	Ulta Beauty, Inc. (1)	5,719,645
		12,385,115
		60,501,617
	CONSUMER STAPLES 1.3%
	BEVERAGES 1.3%
23,000	Constellation Brands, Inc. Class A	5,244,000
	ENERGY 1.2%
	OIL & GAS 1.2%
63,000	Diamondback Energy, Inc.	4,629,870
	FINANCIALS 1.6%
	DIVERSIFIED FINANCIAL SERVICES 1.6%
85,000	Blackstone Group, Inc. (The) Class A	6,335,050
	HEALTHCARE 20.4%
	BIOTECHNOLOGY 16.6%
875,000	Amarin Corp. PLC ADR (1)(2)	5,433,750
135,000	Biohaven Pharmaceutical Holding Co., Ltd. (1)	9,227,250
60,000	Exact Sciences Corp. (1)	7,906,800
960,000	Exelixis, Inc. (1)	21,686,400
145,000	Global Blood Therapeutics, Inc. (1)	5,908,750
135,000	Intercept Pharmaceuticals, Inc. (1)	3,115,800
55,000	Vertex Pharmaceuticals, Inc. (1)	11,818,950
		65,097,700
	HEALTHCARE PRODUCTS 1.2%
55,000	Edwards Lifesciences Corp. (1)	4,600,200
	PHARMACEUTICALS 2.6%
50,000	Bristol-Myers Squibb Co.	3,156,500
19,000	DexCom, Inc. (1)	6,828,410
		9,984,910
		79,682,810
	INDUSTRIALS 2.8%
	INTERNET 2.8%
175,000	Lyft, Inc. Class A (1)	11,056,500
	INFORMATION TECHNOLOGY 36.7%
	COMMERCIAL SERVICES 4.2%
68,000	PayPal Holdings, Inc. (1)	16,513,120
	COMPUTERS 3.7%
64,000	Apple, Inc.	7,817,600
37,000	Crowdstrike Holdings, Inc. Class A (1)(2)	6,752,870
		14,570,470
	DIVERSIFIED FINANCIALS 3.6%
67,000	Visa, Inc. Class A	14,185,910
	INTERNET 4.2%
9,500	Shopify, Inc. Class A (1)	10,511,750
45,000	Zendesk, Inc. (1)	5,967,900
		16,479,650
	SEMICONDUCTORS 4.5%
20,000	NVIDIA Corp.	10,678,600
52,000	QUALCOMM, Inc.	6,894,680
		17,573,280
	SOFTWARE 16.5%
14,500	Adobe, Inc. (1)	6,892,865
31,000	Microsoft Corp.	7,308,870
22,000	RingCentral, Inc. Class A (1)	6,553,360
35,000	Salesforce.com, Inc. (1)	7,415,450
24,500	ServiceNow, Inc. (1)	12,252,695
48,000	Splunk, Inc. (1)	6,503,040
29,000	Twilio, Inc. Class A (1)	9,882,040

1

March 31, 2021

Shares		Value
30,000	Workday, Inc. Class A (1)	$7,452,900
		64,261,220
		143,583,650
TOTAL COMMON STOCKS (Cost $221,823,443)		387,668,301

SHORT-TERM INVESTMENTS 3.7%

	MONEY MARKET FUNDS 3.7%
3,768,958	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.04% (3)	3,768,958
10,470,787	State Street Navigator Securities Lending Government Money Market Portfolio (4)	10,470,787
		14,239,745
TOTAL SHORT-TERM INVESTMENTS (Cost $14,239,745)		14,239,745

TOTAL INVESTMENTS IN SECURITIES 102.8% (Cost $236,063,188)		$401,908,046

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (2.8)%		(10,874,117)

NET ASSETS (5) 100%		$391,033,929

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of March 31, 2021, the market value of the securities on loan was $24,200,492.
(3)	Rate reflects 7 day yield as of March 31, 2021.
(4)	Securities with an aggregate market value of $24,200,492 were out on loan in exchange for collateral including $10,470,787 of cash collateral as of March 31, 2021. The collateral was invested in a cash collateral reinvestment vehicle.
(5)	For federal income tax purposes, the aggregate cost was $236,063,188, aggregate gross unrealized appreciation was $179,507,419, aggregate gross unrealized depreciation was $13,662,561 and the net unrealized appreciation was $165,844,858.
ADR	American Depositary Receipt.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$387,668,301	$—	$—	$387,668,301
Short-Term Investments	14,239,745	—	—	14,239,745
Total Investments in Securities	$401,908,046	$—	$—	$401,908,046

* See Schedule of Investments for further breakdown by category.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended March 31, 2021, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.